Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (117,220,406)	$ (109,101,737)	$ (102,897,710)
Post-employment benefit obligations expense	(2,132,231)	(3,153,395)	(1,881,202)
Social security and other contributions	(12,346,828)	(14,334,587)	(13,405,944)
Other employee expenses	(5,527,283)	(3,015,237)	(4,945,478)
Total	$ (137,226,748)	$ (129,604,956)	$ (123,130,334)